Long-Term Debt, Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Annual Principal Payments [Abstract]
September 30, 2017	$ 6,840
September 30, 2018	20,877
September 30, 2019	18,721
September 30, 2020	50,558
September 30, 2021	59,974
Thereafter	21,094
Total	$ 178,064	$ 178,447